Consolidated Schedule of Investments
January 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–29.78%
U.S. Treasury Floating Rate Notes–29.78%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.25%)(a)	4.51%	01/31/2026	$23,030	$23,076,091
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(a)	4.42%	04/30/2026	24,000	24,022,771
Total U.S. Treasury Securities (Cost $47,030,001)				47,098,862
			Shares
Exchange-Traded Funds–4.11%
Invesco Short Term Treasury ETF(b) (Cost $6,489,479)			61,500	6,492,555

Money Market Funds–58.87%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(b)(c)			37,520,160	37,520,160
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio (Ireland), Agency Class, 4.56%(b)(c)			18,146,417	18,146,417
Invesco Treasury Portfolio, Institutional Class, 4.29%(b)(c)			37,434,255	37,434,255
Total Money Market Funds (Cost $93,100,832)				93,100,832

Options Purchased–0.19%
(Cost $687,376)(d)				292,173
TOTAL INVESTMENTS IN SECURITIES–92.95% (Cost $147,307,688)				146,984,422
OTHER ASSETS LESS LIABILITIES–7.05%				11,150,327
NET ASSETS–100.00%				$158,134,749
Investment Abbreviations:
ETF	– Exchange-Traded Fund
Notes to Consolidated Schedule of Investments:
(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2025.
(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2025	Dividend Income
Invesco Short Term Treasury ETF	$6,490,710	$-	$-	$1,845	$-	$6,492,555	$72,866
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	35,973,122	4,827,016	(3,279,978)	-	-	37,520,160	411,465
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Agency Class	18,010,972	5,323,669	(5,188,224)	-	-	18,146,417	220,848
Invesco Treasury Portfolio, Institutional Class	34,561,185	8,964,458	(6,091,388)	-	-	37,434,255	391,770
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	5,128,603	(5,128,603)	-	-	-	3,155*
Invesco Private Prime Fund	-	13,178,508	(13,178,508)	-	-	-	8,366*
Total	$95,035,989	$37,422,254	$(32,866,701)	$1,845	$-	$99,593,387	$1,108,470

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(d)	The table below details options purchased.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Macro Allocation Strategy Fund

Open Exchange-Traded Index Options Purchased(a)
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value*		Value
Equity Risk
S&P 500 Mini Index	Put	02/21/2025	21	USD	493.00	USD	1,035,300	$441
S&P 500 Mini Index	Put	03/21/2025	21	USD	520.00	USD	1,092,000	2,195
S&P 500 Mini Index	Put	04/17/2025	21	USD	535.00	USD	1,123,500	5,523
S&P 500 Mini Index	Put	05/16/2025	21	USD	513.00	USD	1,077,300	6,038
S&P 500 Mini Index	Put	06/20/2025	21	USD	540.00	USD	1,134,000	12,862
S&P 500 Mini Index	Put	07/18/2025	21	USD	558.00	USD	1,171,800	19,971
S&P 500 Mini Index	Put	08/15/2025	21	USD	552.00	USD	1,159,200	21,336
S&P 500 Mini Index	Put	09/19/2025	21	USD	565.00	USD	1,186,500	29,053
S&P 500 Mini Index	Put	10/17/2025	21	USD	580.00	USD	1,218,000	37,842
S&P 500 Mini Index	Put	11/21/2025	21	USD	582.00	USD	1,222,200	42,378
S&P 500 Mini Index	Put	01/16/2026	21	USD	597.00	USD	1,253,700	54,201
S&P 500 Mini Index	Put	12/19/2025	21	USD	610.00	USD	1,281,000	60,333
Total Index Options Purchased								$292,173

(a)	Open Exchange-Traded Index Options Purchased collateralized by $4,095,000 cash held with Morgan Stanley & Co.
*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
CAC 40 Index	26	February-2025	$2,148,083	$26,500	$26,500
E-Mini Russell 2000 Index	21	March-2025	2,410,170	(15,173)	(15,173)
E-Mini S&P 500 Index	5	March-2025	1,516,812	15,506	15,506
Eurex DAX Index	6	March-2025	3,394,789	207,730	207,730
EURO STOXX 50 Index	64	March-2025	3,512,887	122,491	122,491
FTSE 100 Index	41	March-2025	4,402,895	60,780	60,780
FTSE MIB Index	17	March-2025	3,229,292	149,955	149,955
Hang Seng Index	20	February-2025	2,608,478	34,565	34,565
IBEX 35 Index	26	February-2025	3,342,772	118,789	118,789
OMS Stockholm 30 Index	146	February-2025	3,520,694	30,283	30,283
S&P/TSX 60 Index	21	March-2025	4,457,343	61,638	61,638
SPI 200 Index	31	March-2025	4,098,821	71,427	71,427
Tokyo Stock Price Index	17	March-2025	3,059,222	39,014	39,014
Subtotal				923,505	923,505
Interest Rate Risk
Canada 10 Year Bonds	37	March-2025	3,155,063	20,605	20,605
Euro-BTP	34	March-2025	4,226,950	15,688	15,688
Subtotal				36,293	36,293
Subtotal—Long Futures Contracts				959,798	959,798
Short Futures Contracts
Currency Risk
Australian Dollar	74	March-2025	(4,600,210)	94,438	94,438
British Pound	58	March-2025	(4,494,638)	59,431	59,431
Canadian Dollar	84	March-2025	(5,799,780)	137,685	137,685
Euro	48	March-2025	(6,238,200)	84,154	84,154
Japanese Yen	74	March-2025	(5,991,688)	126,409	126,409
New Zealand Dollar	86	March-2025	(4,853,410)	111,336	111,336
Swiss Franc	47	March-2025	(6,483,062)	188,344	188,344
Subtotal				801,797	801,797
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Macro Allocation Strategy Fund

Open Futures Contracts(a)—(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
MSCI Emerging Markets Index	41	March-2025	$(2,235,320)	$(36,854)	$(36,854)
Interest Rate Risk
Australia 10 Year Bonds	121	March-2025	(8,449,016)	86,493	86,493
Euro-Bobl	84	March-2025	(10,233,042)	30,566	30,566
Euro-Bund	51	March-2025	(7,011,291)	38,698	38,698
Euro-Buxl	25	March-2025	(3,343,541)	54,997	54,997
Euro-OAT	74	March-2025	(9,471,590)	56,833	56,833
Euro-Schatz	92	March-2025	(10,194,513)	(14,027)	(14,027)
Long Gilt	36	March-2025	(4,140,917)	112,227	112,227
SFE 3 Year Australian Bonds	89	March-2025	(5,873,598)	(13,169)	(13,169)
U.S. Treasury 2 Year Notes	43	March-2025	(8,841,875)	(8,407)	(8,407)
U.S. Treasury 5 Year Notes	96	March-2025	(10,213,500)	46,266	46,266
U.S. Treasury 10 Year Notes	92	March-2025	(10,013,625)	104,261	104,261
U.S. Treasury Long Bonds	45	March-2025	(5,125,781)	48,333	48,333
Subtotal				543,071	543,071
Subtotal—Short Futures Contracts				1,308,014	1,308,014
Total Futures Contracts				$2,267,812	$2,267,812

(a)	Futures contracts collateralized by $3,871,610 cash held with Goldman Sachs International, the futures commission merchant.

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Barclays Bank PLC	Receive	Barclays Commodity Strategy 1756 Excess Return Index	0.42%	Monthly	51,200	March—2025	USD	11,275,868	$—	$149,924	$149,924
Canadian Imperial Bank of Commerce	Pay	Canadian Imperial Bank of Commerce Copper Index	0.04	Monthly	18,250	November—2025	USD	2,904,380	7,797	23,986	16,189
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Heating Oil Index	0.06	Monthly	5,550	January—2026	USD	619,761	1,910	18,116	16,206
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Silver Index	0.08	Monthly	11,300	January—2026	USD	1,584,024	(331)	42,529	42,860
Citibank, N.A.	Pay	Citi Commodities Benchmark (Regular Roll) Mono Index Soybean	0.06	Monthly	7,050	December—2025	USD	1,877,512	(39,469)	(14,481)	24,988
Macquarie Bank Ltd.	Receive	Macquarie F6 Carry Alpha Index	0.32	Monthly	135,930	April—2025	USD	41,552,428	—	39,868	39,868
Royal Bank of Canada	Pay	RBC Commodity SME0 Excess Return Custom Index	0.05	Monthly	3,810	October—2025	USD	2,438,202	—	0	0
Royal Bank of Canada	Receive	RBC Commodity CLE0 Excess Return Custom Index	0.06	Monthly	14,500	January—2026	USD	766,035	—	0	0
Royal Bank of Canada	Receive	RBC Commodity NGE0 Excess Return Custom Index	0.22	Monthly	20,800,000	January—2026	USD	484,640	—	0	0
Royal Bank of Canada	Receive	RBC Gold E0 Excess Return Index	0.06	Monthly	7,300	February—2025	USD	4,247,749	—	0	0
Subtotal — Appreciation									(30,093)	259,942	290,035
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Macro Allocation Strategy Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Canadian Imperial Bank of Commerce	Pay	Canadian Imperial Bank of Commerce Gasoil Index	0.04%	Monthly	3,450	January—2026	USD	440,534	$—	$(2,686)	$(2,686)
Canadian Imperial Bank of Commerce	Pay	Canadian Imperial Bank of Commerce Wheat Index	0.04	Monthly	135,500	June—2025	USD	1,814,677	—	(48,414)	(48,414)
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Brent Crude Oil Index	0.06	Monthly	8,900	January—2026	USD	1,050,846	1,302	(2,837)	(4,139)
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Gasoline Index	0.06	Monthly	2,500	January—2026	USD	529,286	(4,611)	(30,818)	(26,207)
Citibank, N.A.	Receive	CITI Commodities Benchmark (Regular Roll) Mono Index Soybean Oil	0.13	Monthly	3,500	January—2026	USD	257,719	—	(889)	(889)
Royal Bank of Canada	Receive	RBC Commodity CNE0 Excess Return Custom Index	0.14	Monthly	38,500	January—2026	USD	940,999	1,926	(4,366)	(6,292)
Subtotal — Depreciation									(1,383)	(90,010)	(88,627)
Total — Total Return Swap Agreements									$(31,476)	$169,932	$201,408

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $159,706.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Macro Allocation Strategy Fund

Reference Entity Components
Reference Entity	Underlying Components	Percentage
Barclays Commodity Strategy 1756 Excess Return Index
	Long Futures Contracts
	Aluminum	4.12%
	Brent Crude	7.69%
	Coffee	3.29%
	Corn	5.56%
	Cotton	1.46%
	Gas Oil	2.83%
	Gasoline	2.15%
	Gold	14.66%
	Heating Oil	2.19%
	Kansas Wheat	1.73%
	Lead	0.86%
	Lean Hogs	1.92%
	Live Cattle	3.54%
	Natural Gas	8.71%
	Nickel	2.38%
	Silver	4.49%
	Soybean Meal	3.28%
	Soybean Oil	3.51%
	Soybeans	5.74%
	Sugar	2.62%
	US Copper	5.40%
	Wheat	2.65%
	WTI Crude	6.97%
	Zinc	2.25%
	Total	100.00%
Canadian Imperial Bank of Commerce Copper Index
	Long Futures Contracts
	Copper	100.00%
Canadian Imperial Bank of Commerce Heating Oil Index
	Long Futures Contracts
	Heating Oil	100.00%
Canadian Imperial Bank of Commerce Silver Index
	Long Futures Contracts
	Silver	100.00%
Citi Commodities Benchmark (Regular Roll) Mono Index Soybean
	Long Futures Contracts
	Soybean	100.00%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Macro Allocation Strategy Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Macquarie F6 Carry Alpha Index
	Aluminum	5.85%
	Coffee "C"	4.42%
	Copper	7.58%
	Corn	7.66%
	Cotton No. 2	2.16%
	Gas Oil	3.72%
	Gasoline	3.07%
	Heating Oil	2.87%
	KC HRW Wheat	2.75%
	Lead	1.27%
	Lean Hogs	3.02%
	Live Cattle	4.74%
	Natural Gas	9.55%
	Nickel	3.29%
	Soybean Meal	5.07%
	Soybean Oil	4.90%
	Soybeans	8.44%
	Sugar	3.66%
	Wheat	4.21%
	WTI Crude	8.79%
	Zinc	2.98%
	Total	100.00%
RBC Commodity SME0 Excess Return Custom Index
	Long Futures Contracts
	Soybean Meal	100.00%
RBC Commodity CLE0 Excess Return Custom Index
	Long Futures Contracts
	WTI Crude Oil	100.00%
RBC Commodity NGE0 Excess Return Custom Index
	Long Futures Contracts
	Natural Gas	100.00%
RBC Gold E0 Excess Return Index
	Long Futures Contracts
	Gold	100.00%
Canadian Imperial Bank of Commerce Gasoil Index
	Long Futures Contracts
	Gas Oil	100.00%
Canadian Imperial Bank of Commerce Wheat Index
	Long Futures Contracts
	Wheat	100.00%
Canadian Imperial Bank of Commerce Brent Crude Oil Index
	Long Futures Contracts
	Brent Crude Oil	100.00%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Macro Allocation Strategy Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Canadian Imperial Bank of Commerce Gasoline Index
	Long Futures Contracts
	Gasoline	100.00%
CITI Commodities Benchmark (Regular Roll) Mono Index Soybean Oil
	Long Futures Contracts
	Soybean Oil	100.00%
RBC Commodity CNE0 Excess Return Custom Index
	Long Futures Contracts
	Corn	100.00%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Macro Allocation Strategy Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
January 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Securities	$—	$47,098,862	$—	$47,098,862
Exchange-Traded Funds	6,492,555	—	—	6,492,555
Money Market Funds	93,100,832	—	—	93,100,832
Options Purchased	292,173	—	—	292,173
Total Investments in Securities	99,885,560	47,098,862	—	146,984,422
Other Investments - Assets*
Futures Contracts	2,355,442	—	—	2,355,442
Swap Agreements	—	290,035	—	290,035
	2,355,442	290,035	—	2,645,477
Other Investments - Liabilities*
Futures Contracts	(87,630)	—	—	(87,630)
Swap Agreements	—	(88,627)	—	(88,627)
	(87,630)	(88,627)	—	(176,257)
Total Other Investments	2,267,812	201,408	—	2,469,220
Total Investments	$102,153,372	$47,300,270	$—	$149,453,642

*	Unrealized appreciation (depreciation).
Invesco Macro Allocation Strategy Fund